17. COMMITMENTS: Schedule of future minimum lease payments (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of future minimum lease payments
December 31, 2017
$
Within 1 year	38,447
2 years	83,560
122,007